Allowance for Probable Loan Losses (Credit Quality Indicator) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Loan portfolio by credit quality indicator
Portfolio, total	$ 5,950,914	$ 5,679,245
Pass
Loan portfolio by credit quality indicator
Portfolio, total	5,529,707	5,328,410
Special Review
Loan portfolio by credit quality indicator
Portfolio, total	45,599	54,561
Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	83,069	37,674
Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	232,091	182,429
Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	60,448	76,171
Commercial
Loan portfolio by credit quality indicator
Portfolio, total	966,852	1,089,486
Commercial | Pass
Loan portfolio by credit quality indicator
Portfolio, total	771,999	961,490
Commercial | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	42,152	38,382
Commercial | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	31,539	3,793
Commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	90,215	45,646
Commercial | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	30,946	40,175
Commercial Real Estate: Other Construction and Land Development
Loan portfolio by credit quality indicator
Portfolio, total	1,649,827	1,414,977
Commercial Real Estate: Other Construction and Land Development | Pass
Loan portfolio by credit quality indicator
Portfolio, total	1,582,683	1,353,971
Commercial Real Estate: Other Construction and Land Development | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	1,164	1,005
Commercial Real Estate: Other Construction and Land Development | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	13,765	10,428
Commercial Real Estate: Other Construction and Land Development | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	45,994	38,697
Commercial Real Estate: Other Construction and Land Development | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	6,221	10,876
Commercial real estate: farmland and commercial
Loan portfolio by credit quality indicator
Portfolio, total	1,995,448	1,901,399
Commercial real estate: farmland and commercial | Pass
Loan portfolio by credit quality indicator
Portfolio, total	1,849,587	1,754,741
Commercial real estate: farmland and commercial | Special Review
Loan portfolio by credit quality indicator
Portfolio, total	2,283	11,674
Commercial real estate: farmland and commercial | Watch List - Pass
Loan portfolio by credit quality indicator
Portfolio, total	37,765	23,453
Commercial real estate: farmland and commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	92,008	97,365
Commercial real estate: farmland and commercial | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	13,806	14,166
Commercial real estate: multifamily
Loan portfolio by credit quality indicator
Portfolio, total	139,448	116,699
Commercial real estate: multifamily | Pass
Loan portfolio by credit quality indicator
Portfolio, total	138,546	115,729
Commercial real estate: multifamily | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	125	135
Commercial real estate: multifamily | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	777	835
Residential: first lien
Loan portfolio by credit quality indicator
Portfolio, total	410,244	422,026
Residential: first lien | Pass
Loan portfolio by credit quality indicator
Portfolio, total	401,053	412,668
Residential: first lien | Special Review
Loan portfolio by credit quality indicator
Portfolio, total		3,500
Residential: first lien | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	3,492	18
Residential: first lien | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	5,699	5,840
Residential: junior lien
Loan portfolio by credit quality indicator
Portfolio, total	552,338	488,300
Residential: junior lien | Pass
Loan portfolio by credit quality indicator
Portfolio, total	551,138	484,968
Residential: junior lien | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	250	437
Residential: junior lien | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	950	2,895
Consumer
Loan portfolio by credit quality indicator
Portfolio, total	57,744	61,137
Consumer | Pass
Loan portfolio by credit quality indicator
Portfolio, total	56,440	59,622
Consumer | Watch List - Substandard
Loan portfolio by credit quality indicator
Portfolio, total	7	131
Consumer | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	1,297	1,384
Foreign
Loan portfolio by credit quality indicator
Portfolio, total	179,013	185,221
Foreign | Pass
Loan portfolio by credit quality indicator
Portfolio, total	178,261	$ 185,221
Foreign | Watch List - Impaired
Loan portfolio by credit quality indicator
Portfolio, total	$ 752